Supplement dated August 16, 2022
to the Prospectus and Summary Prospectus(as previously supplemented or amended, as applicable) of the following fund (the Fund):
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Social Bond Fund	December 1, 2021 and December 1, 2021, as amended February 1, 2022, respectively
Effective August 19, 2022 (the Effective Date), the portfolio management information under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus, is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Lead Portfolio Manager	February 2022
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Portfolio Manager	2015
The rest of the section remains the same.
As of the Effective Date, the portfolio management information under the heading “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Management	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Lead Portfolio Manager	February 2022
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Portfolio Manager	2015
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Mr. Murphy joined the Investment Manager in 2002. Mr. Murphy began his investment career in 1986 and earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Michigan.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP262_07_005_(8/22)